Financial Risk Management (Detail Textuals) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis impact of 10% & 1% change in exchange rate generated pre tax gain (loss)	$ 4,984,000	$ 4,115,000
Percentage of cash and cash equivalents to total assets	6.37%	5.81%
U.S. dollar / Argentine Peso
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis impact of 10% & 1% change in exchange rate generated pre tax gain (loss)	$ 2,793,300	$ 2,670,500
Real / U.S. dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis impact of 10% & 1% change in exchange rate generated pre tax gain (loss)		906,900
Euro / Armenian dram
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis impact of 10% & 1% change in exchange rate generated pre tax gain (loss)	294,600	509,400
U.S. dollar / Armenian dram
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis impact of 10% & 1% change in exchange rate generated pre tax gain (loss)	273,000	302,900
Euro / U.S. dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis impact of 10% & 1% change in exchange rate generated pre tax gain (loss)	273,000	15,400
Uruguayan peso / U.S. dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis impact of 10% & 1% change in exchange rate generated pre tax gain (loss)	$ 77,500	$ 74,600